Appendix II: Board and Senior Management Compensation - Second PIP (Details) - Second PIP - Second Cycle 2015-2018	12 Months Ended
Dec. 31, 2017 shares
Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	192,000
Maximum number of shares	300,000
Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	120,000
Maximum number of shares	187,500
Mr. César Alierta Izuel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	324,000
Maximum number of shares	506,250